Investment in Preferred Securities (Details Narrative) - USD ($)		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
InvestmentInPreferredSecuritiesLineItems [Line Items]
Preferred stock, par value		$ 0.0001
Redemption of preferred stock		43
Proceeds from sale of preferred securities		$ 50,000
Series B Warrants [Member] | Aditxt Inc [Member]
InvestmentInPreferredSecuritiesLineItems [Line Items]
Preferred stock, shares issued	1,875
Series B Convertible Preferred Stock [Member]
InvestmentInPreferredSecuritiesLineItems [Line Items]
Preferred stock, shares issued		30,808	0
Preferred stock, par value		$ 0.0001	$ 0.0001
Proceeds from issuance of convertible preferred stock	$ 6,700,000
Series B Convertible Preferred Stock [Member] | Aditxt Inc [Member]
InvestmentInPreferredSecuritiesLineItems [Line Items]
Preferred stock, par value	$ 800
Proceeds from issuance of convertible preferred stock	$ 1,500,000
Voting rights	The investment represents less than 20% of the voting interests in ADTX, and the Company does not have the ability to exercise significant influence or control over ADTX.